Investment in Life Insurance Policy, Net	12 Months Ended
Dec. 31, 2024
Investment in Life Insurance Policy, Net [Abstract]
INVESTMENT IN LIFE INSURANCE POLICY, NET
7.	INVESTMENT IN LIFE INSURANCE POLICY, NET

Investment in life insurance policy, net consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Investment in life insurance policy	1,564,333	1,555,526	200,256
Allowance for expect credit loss	—	—	—
Investment in life insurance policy, net	1,564,333	1,555,526	200,256

The Company is the owner and beneficiary of the policies and Mr. Wing Wah Cheng, Wayne (“Mr. Cheng”), the Chief Executive Director of the Company, is the key management person insured under the Company’s contracted life insurance policies to insure against the death of the key member of management of the Company. The Company could terminate the policy at any time and receive cash back on the cash value of the policy at the date of withdrawal, which was determined by the premium payment plus accumulated interest earned and minus the accumulated insurance policy charges and surrender charges. The director of the Company represents that the Company reviews whether to terminate the life insurance policy regularly. Accordingly, the life insurance policy is recorded as current asset.